Note 7 (Tables)	6 Months Ended
Jun. 30, 2025
Fair value of financial instruments [Abstract]
Fair value of financial instruments by levels [Table Text Block]
The fair value of the Group's financial instruments recognized at fair value from the attached condensed consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2025 and December 31, 2024:

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT FAIR VALUE BY LEVEL. June 2025 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	106,396	26,007	78,275	2,114
Derivatives		33,439	481	32,544	414
Equity instruments		6,744	6,535	158	52
Debt securities		27,796	18,991	8,195	609
Loans and advances		38,417	—	37,377	1,040
Non-trading financial assets mandatorily at fair value through profit or loss	10	10,841	8,684	687	1,470
Equity instruments		9,822	8,384	36	1,402
Debt securities		599	300	291	8
Loans and advances to customers		419	—	360	60
Financial assets designated at fair value through profit or loss	11	980	979	—	—
Debt securities		980	979	—	—
Financial assets at fair value through other comprehensive income	12	58,182	50,347	5,988	1,847
Equity instruments		1,603	1,287	80	237
Debt securities		56,554	49,036	5,908	1,611
Loans and advances to credit institutions		25	25	—	—
Derivatives – Hedge accounting	14	902	—	895	7
LIABILITIES
Financial liabilities held for trading	9	82,995	13,611	67,531	1,853
Trading derivatives		31,640	592	29,918	1,131
Short positions		13,199	13,020	175	4
Deposits		38,156	—	37,438	718
Financial liabilities designated at fair value through profit or loss	11	16,061	—	14,693	1,367
Deposits from credit institutions		—
Customer deposits		903	—	903	—
Debt certificates issued		4,788	—	3,421	1,367
Other financial liabilities		10,369	—	10,369	—
Derivatives – Hedge accounting	14	2,135	—	2,111	24

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT FAIR VALUE BY LEVEL. December 2024 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	108,948	26,332	80,323	2,292
Derivatives		36,003	969	34,591	443
Equity instruments		6,760	6,602	76	83
Debt securities		27,955	18,762	8,438	756
Loans and advances		38,230	—	37,218	1,011
Non-trading financial assets mandatorily at fair value through profit or loss	10	10,546	8,511	617	1,418
Equity instruments		9,782	8,309	107	1,365
Debt securities		407	202	173	31
Loans and advances to customers		358	—	336	21
Financial assets designated at fair value through profit or loss	11	836	774	62	—
Debt securities		836	774	62	—
Financial assets at fair value through other comprehensive income	12	59,002	50,354	7,515	1,133
Equity instruments		1,451	1,157	79	216
Debt securities		57,526	49,173	7,436	917
Loans and advances to credit institutions		25	25	—	—
Derivatives – Hedge accounting	14	1,158	—	1,158	—
LIABILITIES
Financial liabilities held for trading	9	86,591	14,308	71,072	1,211
Trading derivatives		33,059	1,118	31,400	541
Short positions		13,878	13,189	673	15
Deposits		39,654	—	38,999	656
Financial liabilities designated at fair value through profit or loss	11	14,952	—	12,865	2,087
Deposits from credit institutions		—	—	—	—
Customer deposits		934	—	934	—
Debt certificates issued		4,597	—	2,511	2,087
Other financial liabilities		9,420	—	9,420	—
Derivatives – Hedge accounting	14	2,503	—	2,480	23

Fair value of financial instruments recognized at amortized cost by levels [Table Text Block]
Below is shown the fair value of the Group's financial instruments from the attached condensed consolidated balance sheets recognized at amortized cost, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2025 and December 31, 2024:

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT AMORTIZED COST BY LEVEL. June 2025 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	40,017	40,017				40,017
Financial assets at amortized cost	13	523,662	36,208	55,896	26,532	405,291	523,927
Debt securities		63,923		55,896	6,593	1,086	63,575
Loans and advances		459,739	36,208	—	19,939	404,205	460,352
LIABILITIES
Financial liabilities at amortized cost	21	588,469	378,791	38,667	64,320	107,444	589,222
Deposits		497,931	360,056	—	37,096	100,736	497,887
Debt certificates issued		71,802		38,667	27,224	6,708	72,599
Other financial liabilities		18,736	18,736				18,736
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT AMORTIZED COST BY LEVEL. December 31, 2024 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	51,145	51,145	—	—	—	51,145
Financial assets at amortized cost	13	502,400	32,615	50,771	24,157	394,496	502,039
Debt securities		59,014	—	50,771	6,589	921	58,281
Loans and advances		443,386	32,615	—	17,568	393,575	443,759
LIABILITIES
Financial liabilities at amortized cost	21	584,339	378,530	47,323	58,016	101,025	584,894
Deposits		496,720	360,777	—	37,647	98,038	496,461
Debt certificates issued		69,867	—	47,323	20,369	2,986	70,679
Other financial liabilities		17,753	17,753	—	—	—	17,753
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.